Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (37.7%)
		Australia (1.6%)
		Basic Materials
	$2,200	Glencore Funding LLC (a)	3.875%	10/27/27	$2,407,658
	245	Infrabuild Australia Pty Ltd. (a)	12.00	10/01/24	231,525
	1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,239,661
					3,878,844
		Consumer, Non-Cyclical
	1,550	Woolworths Group Ltd. (a)	4.00	09/22/20	1,555,992

		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,263,929
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,327,743
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,196,772
					4,788,444
		Finance
	1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,482,110

		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	2,111,948
		Total Australia			13,817,338

		Belgium (0.5%)
		Basic Materials
	1,000	Solvay Finance SA	5.118	(b)	1,211,218
	700	Solvay Finance SA	5.425	(b)	908,076
					2,119,294
		Consumer, Non-Cyclical
	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	2,638,928
		Total Belgium			4,758,222

		Brazil (1.3%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	1,076,480

		Consumer, Non-Cyclical
	1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,280,125

		Energy
	1,800	Petrobras Global Finance BV (a)	5.093	01/15/30	1,856,700
	880	Petrobras Global Finance BV	6.75	06/03/50	958,967
					2,815,667
		Finance
	2,870	Banco Bradesco SA (a)	3.20	01/27/25	2,912,189
	3,725	Itau Unibanco Holding SA (a)	2.90	01/24/23	3,725,968
					6,638,157
		Total Brazil			11,810,429

		Burkina Faso (0.2%)
		Basic Materials
	1,750	IAMGOLD Corp. (a)	7.00	04/15/25	1,826,379

		Canada (1.1%)
		Basic Materials
	350	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP (a)	8.75	07/15/26	364,065
	1,600	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,603,368
					1,967,433

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Consumer, Non-Cyclical
	2,070	Garda World Security Corp. (a)	9.50	11/01/27	2,259,798

		Energy
	1,275	TransCanada PipeLines Ltd.	4.10	04/15/30	1,508,856

		Finance
	1,825	Bank of Nova Scotia (The)	2.00	11/15/22	1,889,273
	1,750	National Bank of Canada (a)	2.15	10/07/22	1,808,838
					3,698,111
		Industrials
	122	Titan Acquisition Ltd. / Titan Co-Borrower LLC (a)	7.75	04/15/26	120,830
		Total Canada			9,555,028

		Cayman Islands (0.2%)
		Finance
	2,000	Banco del Pacifico SA	1.00	12/20/24	1,850,000

		China (0.9%)
		Basic Materials
	1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,212,413

		Communications
	2,000	Baidu, Inc.	2.875	07/06/22	2,057,090
	400	Tencent Holdings Ltd.	2.985	01/19/23	416,802
	2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,371,023
					4,844,915
		Finance
	1,720	Country Garden Holdings Co., Ltd.	7.25	04/08/26	1,898,513
		Total China			7,955,841

		Colombia (0.1%)
		Communications
	325	Millicom International Cellular SA	6.625	10/15/26	355,002

		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	884,120
		Total Colombia			1,239,122

		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/23	892,310

		France (1.9%)
		Communications
EUR	1,750	Orange SA	5.00	(b)	2,451,637

		Energy
	1,900	TOTAL SA	2.708	(b)	2,315,294
	$600	TOTAL SA, Series FP	0.50	12/02/22	591,984
					2,907,278
		Finance
EUR	1,900	AXA SA	3.25	05/28/49	2,535,009
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,551,171
EUR	1,500	BNP Paribas SA	2.875	10/01/26	1,964,685
	$1,875	BPCE SA (a)	5.15	07/21/24	2,105,186
EUR	2,000	Credit Agricole Assurances SA	4.50	(b)	2,630,074
					11,786,125
		Total France			17,145,040

		Germany (1.8%)
		Consumer, Cyclical
	$1,300	Daimler Finance North America LLC (a)	2.70	06/14/24	1,372,199
EUR	1,400	Volkswagen International Finance N.V.	4.625	(b)	1,740,341
	1,400	Volkswagen International Finance N.V., Series 10Y	1.875	03/30/27	1,742,737
					4,855,277

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Consumer, Non-Cyclical
	$2,750	Bayer US Finance LLC (a)	3.00	10/08/21	2,823,514
EUR	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00	07/15/25	936,338
					3,759,852
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,722,785

		Finance
	$2,625	Deutsche Bank AG	3.15	01/22/21	2,649,459
EUR	1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	1,646,848
					4,296,307
		Total Germany			15,634,221

		India (0.4%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,242,255
	600	Bharti Airtel Ltd.	4.375	06/10/25	637,203
					1,879,458
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,859,021
		Total India			3,738,479

		Ireland (0.5%)
		Communications
EUR	1,250	Eircom Finance DAC	3.50	05/15/26	1,499,030

		Finance
	$1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,528,723

		Industrials
	1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,229,045
		Total Ireland			4,256,798

		Israel (0.0%)
		Consumer, Non-Cyclical
	421	Teva Pharmaceutical Finance Netherlands III BV	2.20	07/21/21	418,800

		Italy (1.2%)
		Finance
EUR	1,900	Assicurazioni Generali SpA	5.50	10/27/47	2,630,918
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,026,247
	2,150	UniCredit SpA (a)	6.572	01/14/22	2,285,950
					5,943,115
		Utilities
	3,000	Enel Finance International N.V. (a)	4.25	09/14/23	3,278,405
EUR	1,400	Enel SpA	2.50	11/24/78	1,679,145
					4,957,550
		Total Italy			10,900,665

		Luxembourg (0.1%)
		Basic Materials
	100	INEOS Finance PLC	2.125	11/15/25	114,144

		Consumer, Non-Cyclical
	500	Eurofins Scientific SE	4.875	(b)	622,105
		Total Luxembourg			736,249

		Mexico (0.4%)
		Energy
	2,100	Petroleos Mexicanos	2.50	08/21/21	2,427,315

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Finance
	$1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,179,200
		Total Mexico			3,606,515

		Netherlands (0.9%)
		Communications
EUR	1,500	UPC Holding BV	3.875	06/15/29	1,689,514

		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,104,980

		Finance
	1,600	ASR Nederland N.V.	5.00	09/30/24	2,105,105
	2,000	NN Group N.V.	4.50	(b)	2,618,737
					4,723,842
		Utilities
	$310	InterGen (a)	7.00	06/30/23	303,025
		Total Netherlands			7,821,361

		Norway (0.2%)
		Energy
	1,825	Aker BP ASA (a)	4.75	06/15/24	1,868,401

		Peru (0.1%)
		Industrials
	1,000	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,107,670

		Spain (1.2%)
		Communications
EUR	1,000	Telefonica Europe BV	5.875	(b)	1,294,353

		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	498,489

		Energy
	1,000	Repsol International Finance BV	4.50	03/25/75	1,230,180

		Finance
	1,600	Banco Santander SA	3.125	01/19/27	2,064,492
	2,300	CaixaBank SA	2.25	04/17/30	2,733,423
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	1,092,128
					5,890,043
		Utilities
	900	IE2 Holdco SAU	2.875	06/01/26	1,205,547
	237	NorteGas Energia Distribucion SAU	2.065	09/28/27	303,726
					1,509,273
		Total Spain			10,422,338

		Sweden (0.2%)
		Finance
	1,450	Intrum AB (c)	3.125	07/15/24	1,632,790

		Switzerland (0.5%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,052,471

		Finance
	1,300	Credit Suisse Group AG (a)	2.593	09/11/25	1,363,625
	1,375	UBS AG	5.125	05/15/24	1,503,906
					2,867,531
		Industrials
CHF	660	Sika AG	0.15	06/05/25	875,793
		Total Switzerland			4,795,795

		Turkey (0.2%)
		Basic Materials
	$1,525	Eldorado Gold Corp. (a)	9.50	06/01/24	1,671,621

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		United Kingdom (2.5%)
		Consumer, Cyclical
	200	eG Global Finance PLC (a)	8.50	10/30/25	218,880

		Consumer, Non-Cyclical
	2,326	BAT Capital Corp.	3.222	08/15/24	2,514,840
	2,350	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,499,290
					5,014,130
		Energy
GBP	900	BP Capital Markets PLC	2.274	07/03/26	1,276,984
	$1,075	BP Capital Markets PLC	4.375	06/22/25	1,132,727
	1,075	BP Capital Markets PLC	4.875	03/22/30	1,155,625
					3,565,336
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	2,168,484
	$1,500	HSBC Holdings PLC	2.633	11/07/25	1,570,623
	1,000	HSBC Holdings PLC	4.375	11/23/26	1,129,402
GBP	1,200	Lloyds Banking Group PLC	2.25	10/16/24	1,636,833
	$1,375	Lloyds Banking Group PLC	4.375	03/22/28	1,635,454
EUR	900	Lloyds Banking Group PLC	4.947	(b)	1,040,278
	$501	Santander UK PLC (a)	5.00	11/07/23	551,413
	1,926	Standard Chartered PLC (a)	4.644	04/01/31	2,252,320
					11,984,807
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,282,830
		Total United Kingdom			22,065,983

		United States (19.6%)
		Basic Materials
	$325	Chemours Co. (The) (c)	7.00	05/15/25	330,200
	375	Cornerstone Chemical Co. (a)	6.75	08/15/24	346,367
	1,600	Georgia-Pacific LLC (a)	2.30	04/30/30	1,731,865
	325	Hexion, Inc. (a)(c)	7.875	07/15/27	323,385
	300	JW Aluminum Continuous Cast Co. (a)	10.25	06/01/26	313,818
	119	Neon Holdings, Inc. (a)	10.125	04/01/26	121,380
	350	Rain CII Carbon LLC / CII Carbon Corp. (a)	7.25	04/01/25	344,965
					3,511,980
		Communications
EUR	1,100	AT&T, Inc.	1.80	09/05/26	1,391,558
	$1,800	AT&T, Inc. (d)	2.25	02/01/32	1,848,393
	1,675	AT&T, Inc.	2.75	06/01/31	1,797,428
GBP	1,200	AT&T, Inc.	2.90	12/04/26	1,730,464
	$1,100	Booking Holdings, Inc.	0.90	09/15/21	1,172,893
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	1,045,668
	1,675	Comcast Corp.	1.95	01/15/31	1,753,928
	775	Comcast Corp.	3.40	04/01/30	911,118
	325	Consolidated Communications, Inc. (c)	6.50	10/01/22	318,297
	2,175	Level 3 Financing, Inc. (a)	3.40	03/01/27	2,348,554
	350	Liberty Interactive LLC	8.25	02/01/30	369,920
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	949,010
	2,010	Netflix, Inc. (a)	4.875	06/15/30	2,367,177
	1,175	Omnicom Group, Inc.	4.20	06/01/30	1,398,974
	350	ORBCOMM, Inc. (a)	8.00	04/01/24	337,642
	785	Palo Alto Networks, Inc.	0.75	07/01/23	907,540
	350	Photo Holdings Merger Sub, Inc. (a)	8.50	10/01/26	324,527
	300	Radiate Holdco LLC / Radiate Finance, Inc. (a)	6.625	02/15/25	308,627
	300	Radiate Holdco LLC / Radiate Finance, Inc. (a)	6.875	02/15/23	305,594
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,946,091
	1,025	T-Mobile USA, Inc. (a)	2.55	02/15/31	1,066,103
	1,410	TEGNA, Inc. (a)	4.625	03/15/28	1,396,957
	1,660	Twitter, Inc.	1.00	09/15/21	1,639,250
					28,635,713

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Consumer, Cyclical
	1,427	American Axle & Manufacturing, Inc.	6.50	04/01/27	1,465,351
	400	American Greetings Corp. (a)	8.75	04/15/25	373,458
	645	Aramark Services, Inc. (a)	6.375	05/01/25	681,281
	1,210	Boyd Gaming Corp. (a)	4.75	12/01/27	1,165,726
	300	Carvana Co. (a)	8.875	10/01/23	312,750
	1,000	Century Communities, Inc.	5.875	07/15/25	1,032,725
	1,600	Dollar Tree, Inc.	4.20	05/15/28	1,905,180
	699	Ford Motor Credit Co., LLC	3.096	05/04/23	694,631
	1,825	General Motors Financial Co., Inc.	2.90	02/26/25	1,890,684
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,593,134
	425	Global Partners LP/GLP Finance Corp.	7.00	06/15/23	420,259
	900	Hyundai Capital America (a)	2.375	02/10/23	918,325
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,722,066
	$3,975	Las Vegas Sands Corp.	3.20	08/08/24	3,991,814
	750	Las Vegas Sands Corp.	3.50	08/18/26	752,989
	300	PetSmart, Inc. (a)(c)	8.875	06/01/25	310,875
	3,904	Resort at Summerlin LP, Series B (e)(f)(g)(h)(i)	13.00	12/15/07	—
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	3,660,294
	400	Rite Aid Corp.	7.70	02/15/27	337,262
	260	Rite Aid Corp. (a)	8.00	11/15/26	269,074
	525	Target Corp.	2.65	09/15/30	592,065
	1,675	TJX Cos., Inc. (The)	3.875	04/15/30	2,023,868
	325	TPro Acquisition Corp. (a)	11.00	10/15/24	320,125
	325	Vista Outdoor, Inc.	5.875	10/01/23	326,185
					27,760,121
		Consumer, Non-Cyclical
	320	Air Medical Group Holdings, Inc. (a)(c)	6.375	05/15/23	305,166
	300	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	9.75	07/15/27	333,978
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(c)	5.75	07/15/27	1,545,274
	260	Bausch Health Cos., Inc. (a)	5.00	01/30/28	261,620
	920	BioMarin Pharmaceutical, Inc. (c)	0.599	08/01/24	1,111,665
	1,750	Bristol-Myers Squibb Co.	2.75	02/15/23	1,852,107
	325	Capitol Investment Merger Sub 2 LLC (a)	10.00	08/01/24	336,993
	900	Cigna Corp.	3.05	10/15/27	1,006,089
	600	Cigna Corp.	4.375	10/15/28	727,049
	2,100	CVS Health Corp.	3.75	04/01/30	2,468,740
	1,825	CVS Health Corp.	4.10	03/25/25	2,075,744
	307	Dole Food Co., Inc. (a)	7.25	06/15/25	303,514
	400	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50	06/01/26	381,610
	300	HLF Financing Sarl LLC / Herbalife International, Inc. (a)	7.25	08/15/26	315,470
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	829,413
	925	Jazz Investments I Ltd.	1.875	08/15/21	911,703
	325	MPH Acquisition Holdings LLC (a)	7.125	06/01/24	333,938
	1,450	Post Holdings, Inc. (a)	5.50	12/15/29	1,593,151
	1,150	Procter & Gamble Co. (The)	3.00	03/25/30	1,358,115
	325	Radiology Partners, Inc. (a)	9.25	02/01/28	326,625
	1,850	Select Medical Corp. (a)	6.25	08/15/26	1,996,224
	1,500	Sotheby's (a)(c)	7.375	10/15/27	1,517,535
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875	10/01/31	2,906,506
	$300	US Renal Care, Inc. (a)	10.625	07/15/27	320,381
					25,118,610
		Diversified
	395	Trident TPI Holdings, Inc. (a)	6.625	11/01/25	389,527

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Energy
	2,350	Concho Resources, Inc.	4.30	08/15/28	2,665,514
	2,050	Diamondback Energy, Inc.	2.875	12/01/24	2,085,860
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75	01/30/28	1,501,705
	975	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	946,174
	3,725	Occidental Petroleum Corp.	2.90	08/15/24	3,513,308
	1,025	PBF Holding Co., LLC/PBF Finance Corp. (a)	6.00	02/15/28	823,664
	2,250	Rockies Express Pipeline LLC (a)	3.60	05/15/25	2,192,344
					13,728,569
		Finance
	80	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125	08/01/26	88,587
	800	Air Lease Corp.	2.25	01/15/23	791,450
	1,525	Air Lease Corp.	2.30	02/01/25	1,471,343
	1,000	American Tower Corp.	2.40	03/15/25	1,071,212
	3,875	Bank of America Corp. MTN	4.25	10/22/26	4,466,842
	700	Citigroup, Inc.	2.572	06/03/31	745,194
	175	Citigroup, Inc.	2.666	01/29/31	187,311
	3,050	Citigroup, Inc.	5.50	09/13/25	3,640,024
	525	Crown Castle International Corp.	3.30	07/01/30	597,634
	1,950	Discover Bank	2.45	09/12/24	2,067,599
	350	Enova International, Inc. (a)	8.50	09/01/24	318,026
	325	Enova International, Inc. (a)	8.50	09/15/25	293,313
	300	Five Point Operating Co. LP / Five Point Capital Corp. (a)	7.875	11/15/25	290,816
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00	11/01/28	2,344,884
	$1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	1,059,110
	400	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375	12/15/25	417,042
	1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25	06/03/26	1,102,500
	1,975	JPMorgan Chase & Co.	3.702	05/06/30	2,296,164
	2,625	JPMorgan Chase & Co.	4.125	12/15/26	3,080,397
	800	JPMorgan Chase Bank NA (j)	0.00	12/30/20	837,294
	1,000	Lions Gate Capital Holdings LLC (a)	5.875	11/01/24	1,001,145
	2,075	Metropolitan Life Global Funding I (a)	2.95	04/09/30	2,386,647
EUR	1,850	Prologis Euro Finance LLC	1.875	01/05/29	2,410,984
	$373	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375	06/15/25	357,575
	1,075	Synchrony Bank	3.00	06/15/22	1,107,771
	375	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC (a)	7.125	12/15/24	354,606
	1,325	Wells Fargo & Co.	2.879	10/30/30	1,439,706
	1,425	Wells Fargo & Co.	5.013	04/04/51	2,045,681
					38,270,857
		Industrials
	1,350	Berry Global, Inc. (a)(c)	4.50	02/15/26	1,387,375
	1,775	Boeing Co. (The)	2.70	02/01/27	1,715,729
	1,650	Boeing Co. (The)	5.15	05/01/30	1,803,641
	525	Deere & Co.	3.10	04/15/30	612,312
	895	Grinding Media, Inc./Moly-Cop AltaSteel Ltd. (a)	7.375	12/15/23	912,332
	300	LABL Escrow Issuer LLC (a)	10.50	07/15/27	328,314
	1,475	Mauser Packaging Solutions Holding Co. (a)	7.25	04/15/25	1,417,844
	240	Werner FinCo LP / Werner FinCo, Inc. (a)	8.75	07/15/25	207,275
					8,384,822
		Technology
	939	Akamai Technologies, Inc. (a)	0.375	09/01/27	1,079,273
	325	Banff Merger Sub, Inc. (a)	9.75	09/01/26	344,461
	325	Blackboard, Inc. (a)	10.375	11/15/24	321,141
	2,150	Dell International LLC/EMC Corp. (a)	4.00	07/15/24	2,333,752
EUR	2,150	Fidelity National Information Services, Inc.	1.50	05/21/27	2,707,019
	$300	Granite Merger Sub 2, Inc. (a)	11.00	07/15/27	313,630

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	1,825	Intel Corp.	3.90	03/25/30	2,231,214
	1,500	International Business Machines Corp.	3.00	05/15/24	1,636,124
	1,275	Nuance Communications, Inc.	1.00	12/15/35	1,604,362
	1,325	NVIDIA Corp.	2.85	04/01/30	1,486,969
	2,475	Oracle Corp.	2.95	04/01/30	2,825,524
	300	Rackspace Hosting, Inc. (a)	8.625	11/15/24	313,800
	1,150	Splunk, Inc.	0.50	09/15/23	1,740,025
	1,000	Verint Systems, Inc.	1.50	06/01/21	1,005,662
	300	Veritas US, Inc. / Veritas Bermuda Ltd. (a)	7.50	02/01/23	301,156
					20,244,112
		Utilities
	1,725	Calpine Corp. (a)	4.50	02/15/28	1,783,961
	3,525	NextEra Energy Capital Holdings, Inc.	2.75	05/01/25	3,863,011
	775	NiSource, Inc.	3.60	05/01/30	912,975
	1,625	Pacific Gas and Electric Co.	2.50	02/01/31	1,634,469
					8,194,416
		Total United States			174,238,727
		Total Corporate Bonds (Cost $323,269,920)			335,766,122

		Sovereign (19.2%)
		Angola (0.1%)
	350	Angolan Government International Bond (a)	8.00	11/26/29	292,603
	350	Angolan Government International Bond	8.25	05/09/28	298,304
		Total Angola			590,907

		Australia (3.1%)
AUD	2,700	Australia Government Bond	1.00	12/21/30	1,955,254
	19,300	Australia Government Bond	2.50	05/21/30	15,974,367
	6,800	Australia Government Bond	2.75	11/21/29	5,712,513
	4,100	Australia Government Bond	3.00	03/21/47	3,774,654
		Total Australia			27,416,788

		Austria (0.4%)
EUR	1,050	Republic of Austria Government Bond (a)	0.85	06/30/20	1,494,377
	800	Republic of Austria Government Bond (a)	2.10	09/20/17	1,987,649
		Total Austria			3,482,026

		Belarus (0.1%)
	$1,100	Republic of Belarus Ministry of Finance (a)	6.378	02/24/31	1,064,644

		Brazil (0.9%)
BRL	28,800	Brazil Notas do Tesouro Nacional F	10.00	01/01/27	6,659,737
	$1,500	Brazilian Government International Bond	3.875	06/12/30	1,531,140
		Total Brazil			8,190,877

		China (0.5%)
CNY	34,000	China Government Bond	3.13	11/21/29	4,901,149

		Croatia (0.5%)
EUR	3,200	Croatia Government International Bond	2.75	01/27/30	4,402,931

		Dominican Republic (0.1%)
	$1,400	Dominican Republic International Bond (a)	5.875	01/30/60	1,347,500

		Ecuador (0.1%)
	820	Ecuador Government International Bond (f)(g)	8.875	10/23/27	419,225
	640	Ecuador Government International Bond (f)(g)	9.50	03/27/30	333,600
		Total Ecuador			752,825

		Egypt (0.7%)
EUR	2,800	Egypt Government International Bond (a)	4.75	04/16/26	3,133,481
	1,300	Egypt Government International Bond (a)	6.375	04/11/31	1,425,260
	$1,000	Egypt Government International Bond (a)	8.15	11/20/59	934,940
	680	Egypt Government International Bond (a)	8.875	05/29/50	682,441
		Total Egypt			6,176,122

		El Salvador (0.2%)
	2,000	El Salvador Government International Bond (a)	7.125	01/20/50	1,670,500

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Ghana (0.4%)
	2,000	Ghana Government International Bond	8.627	06/16/49	1,780,000
	2,100	Ghana Government International Bond (a)	8.95	03/26/51	1,906,191
		Total Ghana			3,686,191

		Greece (0.7%)
EUR	1,635	Hellenic Republic Government Bond (a)	1.50	06/18/30	2,002,281
	3,000	Hellenic Republic Government Bond (a)	3.375	02/15/25	3,996,688
		Total Greece			5,998,969

		Indonesia (2.2%)
	1,500	Indonesia Government International Bond	1.45	09/18/26	1,787,544
	3,100	Indonesia Government International Bond	1.75	04/24/25	3,759,097
	$1,000	Indonesia Government International Bond	4.20	10/15/50	1,199,009
IDR	83,000,000	Indonesia Treasury Bond	7.00	09/15/30	5,770,205
	34,673,000	Indonesia Treasury Bond	8.25	05/15/29	2,595,488
	39,000,000	Indonesia Treasury Bond	8.375	03/15/34	2,906,569
	$1,400	Perusahaan Listrik Negara PT (a)	6.25	01/25/49	1,911,000
		Total Indonesia			19,928,912

		Italy (0.6%)
EUR	4,000	Italy Buoni Poliennali Del Tesoro (a)	1.65	12/01/30	4,976,606

		Jamaica (0.2%)
	$1,400	Jamaica Government International Bond	8.00	03/15/39	1,848,700

		Mexico (2.8%)
MXN	51,000	Mexican Bonos	7.50	06/03/27	2,566,362
	63,000	Mexican Bonos	8.50	05/31/29	3,381,505
	282,000	Mexican Bonos	10.00	12/05/24	15,192,774
	$2,400	Petroleos Mexicanos (a)	6.49	01/23/27	2,294,400
	600	Petroleos Mexicanos (a)	6.95	01/28/60	496,515
	700	Petroleos Mexicanos	7.69	01/23/50	616,658
		Total Mexico			24,548,214

		New Zealand (0.7%)
NZD	8,000	New Zealand Government Bond	2.75	04/15/37	6,645,427

		Nigeria (0.6%)
	$1,500	Africa Finance Corp. (a)	4.375	04/17/26	1,606,380
	3,200	Nigeria Government International Bond (a)	9.248	01/21/49	3,313,200
		Total Nigeria			4,919,580

		Paraguay (0.2%)
	1,440	Paraguay Government International Bond (a)	4.95	04/28/31	1,688,400

		Peru (0.1%)
PEN	4,600	Peruvian Government International Bond (a)	5.35	08/12/40	1,354,627

		Qatar (0.5%)
	$1,200	Qatar Government International Bond (a)	3.75	04/16/30	1,413,200
	2,100	Qatar Government International Bond	5.103	04/23/48	3,091,809
		Total Qatar			4,505,009

		Russia (0.9%)
RUB	313,000	Russian Federal Bond - OFZ	7.95	10/07/26	4,827,423
	$2,200	Russian Foreign Bond - Eurobond	5.625	04/04/42	3,015,509
		Total Russia			7,842,932

		Senegal (0.1%)
	1,200	Senegal Government International Bond	6.25	05/23/33	1,193,322

		Serbia (0.2%)
EUR	1,200	Serbia International Bond (a)	3.125	05/15/27	1,507,188

		South Africa (1.0%)
	$1,500	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,436,423
ZAR	138,000	Republic of South Africa Government Bond	8.00	01/31/30	7,462,611
		Total South Africa			8,899,034

		Spain (1.0%)
EUR	7,100	Spain Government Bond (a)	1.25	10/31/30	9,137,805

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Supernational (0.3%)
	$2,400	Banque Ouest Africaine de Developpement (a)	4.70		10/22/31	2,459,808
		Total Sovereign (Cost $160,237,179)				171,136,993

		Agency Fixed Rate Mortgages (0.0%)
	1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50		10/01/32	783
		Federal National Mortgage Association, Conventional Pools:
	26		6.50		05/01/28–01/01/32	30,730
	4		7.00		07/01/31–11/01/32	3,874
		Government National Mortgage Association, Various Pools:
	8		7.50		07/20/25	8,161
	28		8.00		02/15/22–05/15/30	31,107
		Total Agency Fixed Rate Mortgages (Cost $68,973)				74,655

		Asset-Backed Securities (16.7%)
	621	Aaset Trust (a)	3.844		05/15/39	569,837
	1,011	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.222	(k)	08/25/33	991,828
	1,285	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	0.772	(k)	04/25/34	1,258,751
	864	American Credit Acceptance Receivables Trust (a)	3.80		09/12/25	856,049
	1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,014,451
	1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,678,481
	2,449	AMSR Trust (a)	3.867	(k)	01/19/39	2,385,217
	1,400	Aqua Finance Trust (a)	3.47		07/16/40	1,383,400
	133	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	0.362	(k)	03/25/36	130,402
		Avant Loans Funding Trust
	700	(a)	3.15		10/15/26	697,979
	1,075	(a)	5.00		11/17/25	1,070,602
	533	Bear Stearns Asset-Backed Securities Trust	3.954	(k)	07/25/36	528,532
	837	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	0.587	(k)	10/20/40	749,855
	1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	1,008,790
	1,800	Cascade Funding Mortgage Trust (a)	7.302	(k)	04/25/30	1,867,579
	2,000	(a)	9.798	(k)	04/25/30	2,055,796
	1,527	Cascade MH Asset Trust (a)	4.00	(k)	11/25/44	1,525,485
	1,000	CFMT 2020-HB3 LLC (a)	9.799	(k)	05/25/30	1,039,550
EUR	213	Chapel B.V., 3 Month EURIBOR + 2.70% (Netherlands)	2.289	(k)	11/17/64	3,130
	$1,180	Chase Funding Loan Acquisition Trust	5.50		08/25/34	1,239,119
	408	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	1.587	(k)	03/20/43	399,351
	800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	2.172	(k)	07/25/44	828,222
	594	CLUB Credit Trust (a)	5.02		09/15/23	596,960
		Conn's Receivables Funding LLC
	1,200	(a)	3.62		06/17/24	1,161,943
	3,500	(a)	4.60		06/17/24	3,350,238
	1,793	(a)	5.29		10/16/23	1,714,795
	226	(a)	5.95		11/15/22	226,216
		Consumer Loan Underlying Bond Credit Trust
	2,250	(a)	3.48		12/15/26	2,194,238
	2,500	(a)	4.41		10/15/26	2,288,100
	1,031	(a)	5.21		07/15/25	1,005,047
	1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.575%	1.747	(k)	03/25/35	1,427,938
	2,075	Diamond Resorts Owner Trust (a)	4.02		02/20/32	1,949,321

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		DT Auto Owner Trust
	600	(a)	4.94		02/17/26	607,127
	1,100	(a)	5.33		11/17/25	1,128,946
	1,200	(a)	5.42		03/17/25	1,223,358
	481	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	1.672	(k)	11/25/30	478,238
		Exeter Automobile Receivables Trust
	2,000	(a)	4.00		08/17/26	1,972,631
	750	(a)	5.20		01/15/26	773,442
	600	(a)	5.38		07/15/25	612,828
	600	(a)	5.43		08/15/24	639,844
		Finance of America HECM Buyout
	2,200	(a)	3.50		12/27/49	2,214,080
	1,695	(a)	4.048	(k)	02/25/30	1,455,835
	3,000	(a)	6.00	(k)	02/25/30	2,346,000
	1,000	(a)	4.57	(k)	07/25/30	1,000,560
	700	First Investors Auto Owner Trust (a)	5.36		01/15/25	723,253
		Flagship Credit Auto Trust
	500	(a)	5.10		05/15/25	504,822
	805	(a)	5.28		12/15/25	829,202
	1,300	FREED ABS Trust (a)	3.19		11/18/26	1,254,187
	1,280	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	549,119
		GLS Auto Receivables Issuer Trust
	700	(a)	3.84		05/15/26	691,989
	550	(a)	4.94		12/15/25	557,108
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,254,858
		GSAA Home Equity Trust
	174	1 Month USD LIBOR + 1.875%	2.047	(k)	12/25/34	174,068
	459		6.002		11/25/36	261,249
	1,400	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (a)	2.531	(k)	07/17/37	1,348,748
	450	InSite Issuer LLC (a)	6.414		11/15/46	455,000
		Invitation Homes Trust
	2,000	1 Month USD LIBOR + 2.00% (a)	2.175	(k)	06/17/37	1,947,751
	1,500	1 Month USD LIBOR + 2.00% (a)	2.181	(k)	07/17/37	1,460,813
	88	1 Month USD LIBOR + 2.25% (a)	2.50	(k)	07/17/37	84,756
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	158,698
	316	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	0.522	(k)	05/25/37	283,274
	1,132	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	834,490
	1,768	MFA LLC (a)	4.164		07/25/48	1,770,892
		Nationstar HECM Loan Trust
	700	(a)	5.06	(k)	07/25/28	699,265
	3,610	(a)	5.682	(k)	11/25/29	3,577,474
	2,500	(a)	5.804	(k)	06/25/29	2,305,750
	3,200	(a)	6.00	(k)	11/25/28	3,080,544
	160	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	0.422	(k)	04/25/37	159,633
	2,341	New Residential Advance Receivables Trust (a)	4.39		08/15/53	2,234,744
	2,395	New Residential Mortgage LLC (a)	5.437		06/25/25	2,405,131
	464	(a)	4.69		05/25/23	451,469
	2,000	(a)	5.437		07/25/25	1,999,950
GBP	1,000	Newday Funding PLC, 1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.063	(k)	09/15/27	1,268,342
	$901	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (a)	1.872	(k)	02/25/44	879,513
		NRZ Excess Spread-Collateralized Notes
	501	(a)	4.374		01/25/23	490,791
	844	(a)	4.593		02/25/23	813,230
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(k)	06/15/31	734,878
	500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	265,000

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	1,089	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	0.442	(k)	03/25/37	1,043,671
		PNMAC GMSR Issuer Trust
	2,500	1 Month USD LIBOR + 2.35% (a)	2.522	(k)	04/25/23	2,415,770
	2,507	1 Month USD LIBOR + 2.65% (a)	2.822	(k)	08/25/25	2,398,180
	2,000	1 Month USD LIBOR + 2.85% (a)	3.022	(k)	02/25/23	1,965,390
		Progress Residential Trust
	1,100	(a)	4.38		03/17/35	1,118,823
	1,200	(a)	4.778		03/17/35	1,172,295
	800	(a)	4.836		12/17/34	795,989
	550	(a)	4.953		08/17/35	555,299
	1,000	(a)	5.35		08/17/34	1,027,469
	1,200	(a)	5.368		10/17/35	1,237,511
	392	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	393,090
		PRPM LLC
	1,111	(a)	3.351		11/25/24	1,106,254
	293	(a)	3.75	(k)	04/25/23	295,581
	1,273	(a)	3.967		04/25/24	1,284,368
	2,551	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,132,388
		RCO V Mortgage LLC
	2,075	(a)	3.475		11/25/24	2,071,440
	848	(a)	4.458		10/25/23	853,021
	849	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (a)	2.75	(k)	12/27/44	792,158
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,551,046
		Skopos Auto Receivables Trust
	900	(a)	3.63		09/16/24	909,021
	2,500	(a)	4.77		04/17/23	2,485,578
EUR	2,600	SLM Student Loan Trust, 3 Month EURIBOR + 0.55% (United States)	0.097	(k)	01/25/40	2,658,136
	$527	Sprite Ltd. (a)	6.90		12/15/37	230,497
	2,339	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (a)	3.375		08/15/24	2,322,866
	3,442	Stanwich Mortgage Loan Trust (a)	3.475		11/16/24	3,416,168
	1,201	START Ireland (Bermuda) (a)	4.089		03/15/44	1,070,004
	1,090	Start Ltd. (Bermuda) (a)	4.089		05/15/43	998,689
		Tricon American Homes Trust
	1,000	(a)	4.216		01/17/36	1,024,664
	2,500	(a)	5.104		01/17/36	2,605,125
	700	(a)	5.151		09/17/34	716,853
	1,114	(a)	5.769		11/17/33	1,106,324
	905	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.432	(k)	03/25/36	892,137
	800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	797,231
	1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,481,779
		Upstart Securitization Trust
	2,200	(a)	3.734		09/20/29	2,150,224
	2,050	(a)	3.829		01/21/30	2,028,664
	805	(a)	5.59		03/20/25	814,264
	1,029	VCAT LLC (a)	3.573	(k)	11/25/49	1,028,116
		Vericrest Opportunity Loan Trust
	1,478	(a)	3.179		10/25/49	1,472,897
	1,446	(a)	3.352		09/25/49	1,448,287
	1,000	Veros Automobile Receivables Trust (a)	5.74		08/15/25	1,003,372
	783	VOLT LXXXIV LLC (a)	3.426		12/27/49	785,756
		Total Asset-Backed Securities (Cost $152,918,720)				148,816,477

		Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
		Federal Home Loan Mortgage Corporation
	219	1 Month USD LIBOR + 5.05%	5.212	(k)	07/25/23	213,378
	102	1 Month USD LIBOR + 5.25% (a)	5.412	(k)	07/25/26	102,647

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	Federal National Mortgage Association,
	IO REMIC
1,113		3.191	(k)	10/25/39	48,742
620		3.30	(k)	03/25/44	32,187
395	6.55% - 1 Month USD LIBOR	6.378	(l)	08/25/41	47,442
1,287	Government National Mortgage Association, IO, 6.25% - 1 Month USD LIBOR	6.063	(l)	12/20/42	255,436
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $400,127)				699,832

	Commercial Mortgage-Backed Securities (3.1%)
1,200	BAMLL Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 3.20% (a)	3.375	(k)	03/15/34	1,018,248
681	BX Trust, 1 Month USD LIBOR + 1.975% (a)	2.15	(k)	09/15/37	531,153
761	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (a)	2.029	(k)	11/15/31	700,233
900	Citigroup Commercial Mortgage Trust (a)	3.62		12/10/41	817,409
	COMM Mortgage Trust
1,300	(a)	3.40	(k)	08/15/57	1,304,249
1,000	(a)	3.461	(k)	08/10/29	980,370
225	(a)	4.091	(k)	03/10/46	163,144
300		4.623	(k)	02/10/47	250,665
139	(a)	4.725	(k)	07/15/47	109,935
473	(a)	4.887	(k)	11/10/46	326,702
	Commercial Mortgage Pass-Through Certificates
335	(a)	4.623	(k)	02/10/47	279,910
	IO
3,426		0.585	(k)	02/10/47	61,197
1,175	COOF Securitization Trust, IO (a)	3.606	(k)	10/25/40	71,248
8,557	COOF Securitization Trust II, IO (a)	2.388	(k)	08/25/41	564,638
31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(k)	10/10/32	294,011
1,000	GS Mortgage Securities Trust (a)	4.512	(k)	11/10/47	676,994
1,229	HPLY Trust, 1 Month USD LIBOR + 2.35% (a)	2.525	(k)	11/15/36	1,113,554
443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	2.225	(k)	01/15/33	428,217
4,368	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.939	(k)	07/15/47	85,813
	JPMBB Commercial Mortgage Securities Trust
600	(a)	3.807	(k)	02/15/48	483,988
136	(a)	3.972	(k)	09/15/47	112,278
405	(a)	4.677	(k)	04/15/47	344,373
466	(a)	10.978		08/15/48	463,011
	IO
3,334		1.002	(k)	08/15/47	102,543
	KGS-Alpha SBA COOF Trust,
	IO
732	(a)	2.975	(k)	07/25/41	91,330
1,053	(a)	4.253	(k)	04/25/40	65,495
1,000	MKT 2020-525M Mortgage Trust (a)	2.941	(k)	02/12/40	889,913
2,200	Morgan Stanley Capital I Trust, 1 Month USD LIBOR + 2.24% (a)(m)	3.744	(k)	12/15/36	2,013,303
2,595	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.122	(k)	03/25/50	2,471,371
	Natixis Commercial Mortgage Securities Trust
1,500	(a)	4.135	(k)	05/15/39	1,453,812
2,500	(a)	4.299		10/15/36	2,335,071
2,000	(a)	4.409	(k)	02/15/39	1,973,983
1,000	SG Commercial Mortgage Securities Trust (a)	4.509	(k)	02/15/41	928,353
968	VCC 2020-MC1 Trust (a)	4.50		06/25/45	953,508
1,507	VMC Finance 2019-FL3 LLC, 1 Month USD LIBOR + 2.05% (a)	2.231	(k)	09/15/36	1,404,823

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

	900	Wells Fargo Commercial Mortgage Trust (a)	4.373	(k)	04/15/50	740,022
		WFRBS Commercial Mortgage Trust
	419	(a)	3.996	(k)	10/15/57	352,531
	541	(a)	5.021	(k)	09/15/46	307,340
		Total Commercial Mortgage-Backed Securities (Cost $29,074,626)				27,264,738

		Mortgages - Other (9.4%)
		Aggregator of Loans-Backed by Assets PLC
GBP	400		2.20		04/24/49	526,947
	1,000		2.768		04/24/49	1,276,037
		Alternative Loan Trust
	$143	1 Month USD LIBOR + 0.18%	0.352	(k)	05/25/47	126,359
	304	1 Month USD LIBOR + 0.50%	0.672	(k)	10/25/35	221,315
	160		3.199	(k)	10/25/35	147,185
	210		3.216	(k)	05/25/36	167,959
	83		3.236	(k)	08/25/35	78,328
	26		5.50		02/25/36	21,409
	387		6.00		04/25/36	250,554
	205		6.00		07/25/37	176,073
		PAC
	20		5.50		02/25/36	16,454
	57		6.00		04/25/36	41,078
	137	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	0.822	(k)	07/25/46	99,852
		Banc of America Funding Trust
	67		5.25		07/25/37	66,620
	879		5.50		09/25/35	988,434
	73		6.00		07/25/37	69,570
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	3.567	(k)	12/30/63	812,583
	$116	BCAP LLC Trust (a)	3.643	(k)	03/26/37	97,654
		Bear Stearns Trust
	314		3.557	(k)	05/25/36	285,919
	67		3.567	(k)	05/25/47	62,820
		Cascade Funding Mortgage Trust
	3,212	(a)	4.00	(k)	10/25/68	3,263,263
	400	(a)	5.804		06/25/48	357,642
	119	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	0.772	(k)	02/25/37	39,250
	79	ChaseFlex Trust	6.50		02/25/35	76,107
		CHL Mortgage Pass-Through Trust
	334		2.172	(k)	09/25/34	299,939
	233		5.50		05/25/34	235,455
	1,018		6.00		12/25/36	882,420
	116	Citigroup Mortgage Loan Trust	3.713	(k)	11/25/36	105,254
		CSFB Mortgage-Backed Pass-Through Certificates
	476		6.50		12/25/33	493,503
	422		7.50		10/25/32	443,621
		CSMC Mortgage-Backed Trust
	893		5.587	(k)	04/25/37	393,068
	1,833		6.50		05/25/36	844,513
EUR	1,724	Dssv Sarl (Spain)	3.00		10/15/24	1,969,825
	800	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.468	(k)	05/25/57	897,204
	1,586	E-MAC Program BV, 3 Month EURIBOR + 0.13% (Netherlands)	0.907	(k)	04/25/39	1,749,993
	478	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.357	(k)	04/17/41	531,081
	1,032	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(k)	08/02/50	1,091,122

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		FMC GMSR Issuer Trust
	$2,200	(a)	4.23	(k)	09/25/24	2,110,349
	2,000	(a)	5.07	(k)	05/25/24	1,977,245
	156	GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	0.332	(k)	02/25/37	162,425
EUR	1,091	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.00	(k)	08/28/39	1,221,955
		GSR Mortgage Loan Trust
	$125		3.575	(k)	03/25/37	101,174
	20		3.735	(k)	05/25/35	19,260
	796		4.038	(k)	12/25/34	796,214
	1,594		5.50		03/25/35	1,720,917
	455	HarborView Mortgage Loan Trust	3.642	(k)	05/19/33	456,086
EUR	352	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(k)	01/15/50	397,013
	953	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(k)	03/22/44	1,020,373
		Impac CMB Trust
	$85	1 Month USD LIBOR + 0.75%	0.922	(k)	04/25/35	76,726
	56	1 Month USD LIBOR + 0.78%	0.952	(k)	10/25/35	54,041
	200	JP Morgan Alternative Loan Trust	6.00		12/25/35	183,752
EUR	1,295	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(k)	09/16/48	1,322,261
	$2,462	Legacy Mortgage Asset Trust (a)	3.25		02/25/60	2,485,145
		Lehman Mortgage Trust
	107		5.50		02/25/36	86,435
	382		6.50		09/25/37	202,154
		LHOME Mortgage Trust
	1,200	(a)	3.868		07/25/24	1,210,122
	1,200	(a)	4.58		10/25/23	1,204,938
		Ludgate Funding PLC
EUR	1,162	3 Month EURIBOR + 0.42%	0.113	(k)	12/01/60	1,171,218
	1,082	3 Month EURIBOR + 0.85%	0.437	(k)	01/01/61	1,158,268
	618	3 Month EURIBOR + 1.10%	0.687	(k)	01/01/61	642,639
		Mansard Mortgages PLC
GBP	544	3 Month GBP LIBOR + 1.10%	1.182	(k)	10/15/48	661,588
	568	3 Month GBP LIBOR + 2.00%	2.193	(k)	12/15/49	719,089
	$107	MASTR Adjustable Rate Mortgages Trust	4.422	(k)	02/25/36	106,110
		MASTR Alternative Loan Trust
	968		5.50		02/25/35	1,024,284
	1,104		6.00		05/25/33	1,161,921
	51	MASTR Asset Securitization Trust	6.00		06/25/36	45,833
	1,534	Merrill Lynch Mortgage Investors Trust, IO (a)	2.659	(k)	02/25/36	91,485
GBP	1,200	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.393	(k)	03/13/46	1,562,933
	$288	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	0.622	(k)	10/25/35	282,759
	1,974	New Residential Mortgage Loan Trust (a)	4.335		07/25/50	1,980,083
GBP	968	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.193	(k)	12/15/50	1,183,497
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$186	1 Month USD LIBOR + 0.06%	0.232	(k)	10/25/36	157,918
	460		4.105	(k)	06/25/36	400,480
	1,999		5.755	(k)	06/25/36	846,868
	2,489	NYMT Loan Trust (a)	3.962		06/25/25	2,497,904
GBP	892	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	0.882	(k)	01/15/39	1,080,886
	$1,561	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,522,108
	1,762	PRPM LLC (a)	3.50	(k)	10/25/24	1,757,654

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		RALI Trust
	94		6.00		04/25/36	90,959
	128		6.00		08/25/36	121,833
	42		6.00		01/25/37	38,699
		PAC
	52		6.00		04/25/36	49,930
AUD	1,020	RedZed Trust, 1 Month BBSW + 1.95% (Australia)	2.04	(k)	03/09/56	728,529
		Reperforming Loan REMIC Trust
	$266	(a)	6.50		03/25/35	273,116
	315	(a)	7.50		11/25/34	326,820
	608	Residential Asset Securitization Trust	6.00		05/25/36	595,554
EUR	813	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.092	(k)	12/15/43	817,363
	$534	RFMSI Series Trust	6.00		07/25/36	501,576
GBP	702	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.668	(k)	06/12/44	819,837
	$1,100	RMF Buyout Issuance Trust (a)	4.23	(k)	07/25/29	1,077,274
GBP	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	3.408	(k)	06/18/45	1,558,489
		Seasoned Credit Risk Transfer Trust
	$1,600	(a)	3.75	(k)	09/25/55	1,448,620
	2,600	(a)	4.25	(k)	08/25/59	2,344,839
	1,000	(a)	4.50	(k)	02/25/59	875,994
	2,200		4.75	(k)	10/25/58	2,050,187
	2,000	Seasoned Loans Structured Transaction	3.00	(k)	04/25/58	1,973,837
	340	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	0.807	(k)	07/20/33	321,991
	1,000	SG Commercial Mortgage Securities Trust (a)	3.593	(k)	09/15/39	948,835
	124	STARM Mortgage Loan Trust	3.635	(k)	10/25/37	111,917
		Structured Adjustable Rate Mortgage Loan Trust
	441		2.132	(k)	11/25/34	399,122
	642		3.392	(k)	02/25/35	610,688
	815	Structured Asset Mortgage Investments II Trust	1.514	(k)	04/19/35	750,654
	1,653	Structured Asset Securities Corp., IO (a)	4.428	(k)	07/25/35	272,012
	1,878	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	2.022	(k)	05/25/47	1,504,843
EUR	2,000	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(k)	12/28/50	1,874,963
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,401,884
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.482	(k)	07/15/51	1,009,743
	$972	Verus Securitization Trust (a)	3.504	(k)	12/25/59	990,426
GBP	1,500	Warwick Finance Residential Mortgages No 1 PLC, 3 Month GBP LIBOR + 3.70% (United Kingdom)	3.882	(k)	09/21/49	1,970,596
	$308	Wells Fargo Alternative Loan Trust	4.495	(k)	07/25/37	283,439
		Total Mortgages - Other (Cost $84,482,561)				84,215,089

		U.S. Treasury Securities (4.2%)
		U.S. Treasury Bonds
	2,700		1.125		05/15/40	2,772,193
	11,600		3.125		05/15/48	16,979,500
	16,300	U.S. Treasury Note	2.125		05/15/25	17,787,057
		Total U.S. Treasury Securities (Cost $35,907,515)				37,538,750

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

		Senior Loan Interests (1.7%)
	1,469	American Airlines, Inc., Term Loan B, 1 Month LIBOR + 2.00%	2.18	(k)	04/28/23	1,125,551
	1,214	Associated Asphalt Partners LLC, Term B, 1 Month LIBOR + 5.25%	6.25	(k)	04/05/24	879,078
	1,014	BJ's Wholesale Club, Inc., Term Loan, 1 Month LIBOR + 2.00%	2.18	(k)	02/03/24	1,003,539
	888	Dell International LLC, Term Loan A6, 1 Month LIBOR + 1.75%	1.93	(k)	03/13/24	877,381
	496	Forest City Enterprises, L.P., Term Loan B, 1 Month LIBOR + 3.50%	3.66	(k)	12/08/25	474,720
	1,031	Garda World Security Corp., Term Loan B, 1 Month LIBOR + 4.75% (Canada)	4.93	(k)	10/30/26	1,023,513
	1,201	Hearthside Food Solutions, LLC, Term Loan B, 1 Month LIBOR + 3.69%	3.85	(k)	05/23/25	1,162,612
EUR	980	Ineos Finance PLC, Term Loan B, 1 EURIBOR + 2.00% (Luxembourg)	2.50	(k)	04/01/24	1,118,018
	$1,219	Navistar International Corp., Term Loan B, 1 Month LIBOR + 3.50%	3.69	(k)	11/06/24	1,184,723
	882	NCI Building Systems, Inc., Term Loan, 1 Month LIBOR + 3.75%	3.93	(k)	04/12/25	868,774
	1,470	Playa Resorts Holding B.V., 2017 Term Loan B, 1 Month LIBOR + 2.75%	3.75	(k)	04/29/24	1,267,754
	1,376	Reynolds Group Holdings Inc., Term Loan, 1 Month LIBOR + 2.75%	2.91	(k)	02/05/23	1,352,569
	333	SAExploration Holdings, Inc., Term Loan	12.50		01/04/21	283,333
	758	Scientific Games International, Inc., Term Loan B5, 1 Month LIBOR + 2.75%	2.91	(k)	08/14/24	692,223
	1,219	Surgery Center Holdings, Inc., Term Loan B, 1 Month LIBOR + 3.25%	4.25	(k)	09/03/24	1,155,837
	779	Titan Acquisition Limited, 2018 Term Loan B, 1 Month LIBOR + 3.00% (Canada)	3.36	(k)	03/28/25	720,999
		Total Senior Loan Interests (Cost $16,382,724)				15,190,624

NUMBER OF SHARES		VALUE
	Investment Companies (2.0%)
109,400	iShares iBoxx Investment Grade Corporate Bond ETF	15,135,490
31,800	iShares iBoxx High Yield Corporate Bond ETF	2,715,402
	Total Investment Companies (Cost $16,342,909)	17,850,892

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (7.7%)
	U.S. Treasury Securities (0.8%)
	U.S. Treasury Bills
95	(n)(o)	0.115%	01/28/21	94,955
1,800	(n)	0.124	10/15/20	1,799,662
5,185	(n)	0.159	01/28/21	5,182,565
	Total U.S. Treasury Securities (Cost $7,075,429)			7,077,182

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (0.6%)
	Investment Company (0.6%)
5,006	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $5,005,803)		5,005,803
	Investment Company (6.3%)
56,557	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (p) (Cost $56,557,048)		56,557,048
	Total Short-Term Investments (Cost $68,638,280)		68,640,033
	Total Investments (Cost $887,723,534) (q)(r)(s)	101.8%	907,194,205
	Liabilities in Excess of Other Assets	(1.8)	(16,242,148)
	Net Assets	100.0%	$890,952,057

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

BBSW	Australia's Bank Bill Swap.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SONIA	Sterling Overnight Interbank Average Rate.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2020.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2020, were $7,253,319 and $7,403,705, respectively. The Fund received cash collateral of $5,005,803, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,397,903 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	When-issued security.
(e)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Acquired through exchange offer.
(i)	At July 31, 2020, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(j)	Capital appreciation bond.
(k)	Floating or variable rate securities: The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(l)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2020.
(m)	For the nine months ended July 31, 2020, the cost of purchases of Morgan Stanley Capital I Trust, Commercial Mortgage-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/ Administrator and Distributor under the Investment Company Act of 1940, was $2,202,750.
(n)	Rate shown is the yield to maturity at July 31, 2020.
(o)	All or a portion of the security was pledged to cover margin requirements for swap agreements.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

(p)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2020, advisory fees paid were reduced by $67,508 relating to the Fund's investment in the Liquidity Funds.
(q)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.
(r)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2020, the Fund did not engage in any cross-trade transactions.
(s)	At July 31, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $43,431,451 and the aggregate gross unrealized depreciation is $30,676,227, resulting in net unrealized appreciation of $12,755,224.

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at July 31, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia And New Zealand Banking Group	AUD	5,787,750		$4,059,609	09/03/20	$(75,895)
Bank of America NA	HUF	356,118,041		$1,161,741	09/03/20	(56,001)
Bank of America NA	MXN	421,502,231		$19,093,666	09/03/20	227,454
Bank of America NA	MXN	10,886,021		$475,850	09/03/20	(11,402)
Bank of America NA	MXN	4,142,750		$186,248	09/03/20	820
Bank of America NA	MXN	2,441,848		$109,151	09/03/20	(145)
Bank of America NA		$3,226,579	EUR	2,835,000	09/03/20	115,023
Bank of America NA		$907,440	HUF	284,297,248	09/03/20	64,711
Bank of America NA	ZAR	1,865,895		$109,489	09/03/20	689
Barclays Bank PLC	AUD	25,455,140		$17,626,870	09/03/20	(561,517)
Barclays Bank PLC	AUD	6,810,000		$4,732,814	09/03/20	(133,116)
Barclays Bank PLC	CHF	27,607		$28,881	09/03/20	(1,331)
Barclays Bank PLC	MXN	18,640,851		$836,278	09/03/20	1,924
Barclays Bank PLC	NZD	9,936,253		$6,531,574	09/03/20	(58,438)
Barclays Bank PLC		$2,298,333	AUD	3,215,000	09/03/20	(1,129)
Barclays Bank PLC		$6,336,438	JPY	679,000,000	09/03/20	80,073
Barclays Bank PLC		$4,084,943	NOK	38,580,000	09/03/20	154,381
Barclays Bank PLC		$7,958,933	ZAR	132,450,171	09/03/20	(235,778)
Barclays Bank PLC		$3,162,244	ZAR	52,787,332	09/03/20	(84,220)
BNP Paribas SA	AUD	2,514,147		$1,760,199	09/03/20	(36,227)
BNP Paribas SA	BRL	11,596,594		$2,281,950	09/03/20	61,855
BNP Paribas SA	CHF	1,444,595		$1,512,139	09/03/20	(68,785)
BNP Paribas SA	CNH	20,855,000		$2,944,432	09/03/20	(33,421)
BNP Paribas SA	EUR	96,039,380		$109,079,559	09/03/20	(4,121,639)
BNP Paribas SA	EUR	1,524,014		$1,725,232	09/03/20	(71,117)
BNP Paribas SA	EUR	1,897,726		$2,124,878	09/03/20	(111,963)
BNP Paribas SA	EUR	511,456		$574,970	09/03/20	(27,881)
BNP Paribas SA	EUR	2,819,327		$3,198,325	09/03/20	(124,803)
BNP Paribas SA	EUR	2,663,270		$3,084,025	09/03/20	(55,160)
BNP Paribas SA	IDR	112,695,810,210		$7,882,480	09/03/20	186,104
BNP Paribas SA	IDR	9,238,401,000		$624,706	09/03/20	(6,216)
BNP Paribas SA	IDR	35,417,562,199		$2,401,191	09/03/20	(17,594)
BNP Paribas SA	JPY	243,937,299	AUD	3,240,000	09/03/20	9,874
BNP Paribas SA	PLN	8,720,000		$2,208,993	09/03/20	(119,715)
BNP Paribas SA		$476,582	GBP	374,049	09/03/20	13,128
BNP Paribas SA		$93,532	GBP	75,232	09/03/20	4,963
BNP Paribas SA		$112,007	GBP	89,769	09/03/20	5,520
BNP Paribas SA		$195,369	HUF	60,324,110	09/03/20	10,908
BNP Paribas SA		$164,591	IDR	2,388,209,600	09/03/20	(1,492)
BNP Paribas SA		$310,691	JPY	33,788,178	09/03/20	8,606

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

BNP Paribas SA		$310,321	MXN	7,042,146	09/03/20	4,882
Canadian Imperial Bank Of Commerce	JPY	1,279,390		$11,948	09/03/20	(142)
Canadian Imperial Bank Of Commerce	JPY	245,000,000		$2,287,894	09/03/20	(27,342)
Canadian Imperial Bank Of Commerce	PLN	27,000		$6,795	09/03/20	(415)
Citibank NA	AUD	576,027		$402,158	09/03/20	(9,428)
Citibank NA	EUR	318,298		$369,984	09/03/20	(5,193)
Citibank NA	EUR	1,492,282		$1,734,393	09/03/20	(24,553)
Citibank NA	GBP	15,545,233		$19,506,466	09/03/20	(845,552)
Citibank NA	RUB	518,182,000		$7,467,116	09/03/20	508,276
Citibank NA		$1,764,254	EUR	1,567,497	09/03/20	83,348
Citibank NA		$2,234,212	PLN	8,747,000	09/03/20	101,706
Citibank NA	ZAR	172,117,125		$10,103,735	09/03/20	67,604
Goldman Sachs International	AUD	3,121,380		$2,235,891	09/03/20	5,581
Goldman Sachs International	CNH	14,653,182		$2,063,305	09/03/20	(29,000)
Goldman Sachs International	EUR	410		$464	09/03/20	(19)
Goldman Sachs International	MXN	23,168,250		$1,027,895	09/03/20	(9,104)
Goldman Sachs International	MXN	4,834,617		$207,197	09/03/20	(9,198)
Goldman Sachs International		$947,442	HUF	297,075,702	09/03/20	68,405
Goldman Sachs International		$4,663,469	NOK	43,330,000	09/03/20	97,804
Goldman Sachs International		$3,586,013	NZD	5,480,000	09/03/20	48,482
Goldman Sachs International	ZAR	14,095,000		$820,333	09/03/20	(1,545)
HSBC Bank PLC	HUF	347,432,280		$1,111,687	09/03/20	(76,354)
HSBC Bank PLC		$2,659,561	GBP	2,050,000	09/03/20	24,325
JPMorgan Chase Bank NA	AUD	201,572		$144,019	09/03/20	(10)
JPMorgan Chase Bank NA	BRL	9,205,849		$1,816,824	09/03/20	54,423
JPMorgan Chase Bank NA	BRL	1,775,000		$330,429	09/03/20	(9,383)
JPMorgan Chase Bank NA	BRL	2,638,097		$494,841	09/03/20	(10,206)
JPMorgan Chase Bank NA	BRL	9,394,002		$1,748,372	09/03/20	(50,050)
JPMorgan Chase Bank NA	CHF	682		$720	09/03/20	(26)
JPMorgan Chase Bank NA	EUR	723,289		$819,520	09/03/20	(33,018)
JPMorgan Chase Bank NA	EUR	1,261,191		$1,433,032	09/03/20	(53,528)
JPMorgan Chase Bank NA	EUR	580,159		$653,932	09/03/20	(29,899)
JPMorgan Chase Bank NA	GBP	6,915,298	EUR	7,675,000	09/03/20	(7,107)
JPMorgan Chase Bank NA	IDR	16,885,882,000		$1,142,018	09/03/20	(11,175)
JPMorgan Chase Bank NA	JPY	467,571,488		$4,292,163	09/03/20	(126,361)
JPMorgan Chase Bank NA	NOK	3,034,751		$324,822	09/03/20	(8,649)
JPMorgan Chase Bank NA	PEN	4,755,000		$1,384,562	09/03/20	39,613
JPMorgan Chase Bank NA		$31,366	AUD	44,818	09/03/20	658
JPMorgan Chase Bank NA		$1,048,538	AUD	1,522,014	09/03/20	38,982
JPMorgan Chase Bank NA		$47,134	AUD	67,841	09/03/20	1,340
JPMorgan Chase Bank NA		$197,342	BRL	1,007,035	09/03/20	(4,551)
JPMorgan Chase Bank NA		$13,413	GBP	10,683	09/03/20	573
JPMorgan Chase Bank NA		$32,262	GBP	25,622	09/03/20	1,283
JPMorgan Chase Bank NA		$344,001	NOK	3,219,251	09/03/20	9,744
JPMorgan Chase Bank NA		$301,409	RUB	20,905,000	09/03/20	(20,669)
Royal Bank of Canada (UK)	AUD	3,240,000	JPY	247,992,840	09/03/20	28,450
Royal Bank of Canada (UK)		$163,895	ZAR	2,840,517	09/03/20	1,736
State Street Bank and Trust Co.	EUR	802,755		$905,782	09/03/20	(40,422)
State Street Bank and Trust Co.	EUR	13,245		$15,094	09/03/20	(518)
State Street Bank and Trust Co.		$200,204	HUF	61,853,261	09/03/20	11,302
UBS AG	CAD	5,895,000		$4,345,666	09/03/20	(55,682)
UBS AG		$3,389,113	EUR	2,966,614	09/03/20	107,622
UBS AG		$739,529	MXN	16,373,416	09/03/20	(6,664)
UBS AG		$4,639,954	NZD	7,206,856	09/03/20	139,842
						$(5,128,734)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ July 31, 2020 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2020:

	NUMBER OF Contracts	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 10 yr. Note	10	Sep-20		$1,000	$1,400,781	$3,891
Short:
U.S. Treasury 30 yr. Bond	8	Sep-20		(800)	(1,458,250)	(6,000)
U.S. Treasury Ultra Long Bond	13	Sep-20		(1,300)	(2,070,250)	(32,089)
German Euro Bund	75	Sep-20	EUR	(7,500)	(15,683,235)	(173,693)
						$(207,891)

Credit Default Swap Agreements: The Fund had the following credit default swap agreements open at July 31, 2020:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION†	BUY/SELL PROTECTION	PAY/RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$18,200	$(628,548)	$(1,088,439)	$459,891
Morgan Stanley & Co. LLC*
CDX.NA.HY.34	NR	Buy	5.00	Quarterly	6/20/25	40,514	(1,327,277)	511,436	(1,838,713)
							$(1,955,825)	$(577,003)	$(1,378,822)

†	Credit rating as issued by Standard & Poor's.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
LIBOR	London Interbank Offered Rate.
NR	Not rated.

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

PORTFOLIO COMPOSITION** as of 07/31/20	Percentage of Total Investments
Corporate Bonds	37.2%
Sovereign	19.0
Asset-Backed Securities	16.5
Mortgages - Other	9.3
Short-Term Investments	7.0
U.S. Treasury Securities	4.2
Commercial Mortgage-Backed Securities	3.0
Investment Companies	2.0
Variable Rate Senior Loan Interests	1.7
Collateralized Mortgage Obligations - Agency Collateral Series	0.1
Agency Fixed Rate Mortgages	0.0	***
	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of July 31, 2020.
***	Amount is less than 0.05%.
****	Does not include open long/short futures contracts with a value of $20,612,516 and net unrealized depreciation of $207,891. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $5,128,734. Also does not include open swap agreements with net unrealized depreciation of $1,378,822.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ▪ July 31, 2020 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc.(the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of the Morgan Stanley determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),  analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$335,766,122	$—	†	$335,766,122	†
Sovereign	—	171,136,993	—		171,136,993
Agency Fixed Rate Mortgages	—	74,655	—		74,655
Asset-Backed Securities	—	148,816,477	—		148,816,477
Collateralized Mortgage Obligations - Agency Collateral Series	—	699,832	—		699,832
Commercial Mortgage-Backed Securities	—	27,264,738	—		27,264,738
Mortgages - Other	—	84,215,089	—		84,215,089
U.S. Treasury Securities	—	37,538,750	—		37,538,750
Senior Loan Interests	—	15,190,624	—		15,190,624
Total Fixed Income Securities	—	820,703,280	—	†	820,703,280	†
Investment Companies	17,850,892	—	—		17,850,892
Short-Term Investments
U.S. Treasury Securities	—	7,077,182	—		7,077,182
Investment Company	61,562,851	—	—		61,562,851
Total Short-Term Investments	61,562,851	7,077,182	—		68,640,033
Foreign Currency Forward Exchange Contracts	—	2,392,014	—		2,392,014
Futures Contracts	3,891	—	—		3,891
Credit Default Swap Agreement	—	459,891	—		459,891
Total Assets	79,417,634	830,632,367	—	†	910,050,001	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(7,520,748)	—		(7,520,748)
Futures Contracts	(211,782)	—	—		(211,782)
Credit Default Swap Agreement	—	(1,838,713)	—		(1,838,713)
Total Liabilities	(211,782)	(9,359,461)	—		(9,571,243)
Total	$79,205,852	$821,272,906	$—	†	$900,478,758	†

†	Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$-	†
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	-
Realized gains (losses)	-
Ending Balance	$-	†

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2020	$-

†	Includes one security valued at zero.